ACCOUNTING FOR RATE REGULATION	3 Months Ended
Mar. 31, 2016
ACCOUNTING FOR RATE REGULATION
ACCOUNTING FOR RATE REGULATION

NOTE 2 – ACCOUNTING FOR RATE REGULATION

We are subject to the accounting requirements related to regulated operations. In accordance with these accounting requirements, some revenues and expenses have been deferred at the discretion of our Board of Directors (“Board”), which has budgetary and rate-setting authority, if it is probable that these amounts will be refunded or recovered through future rates. Regulatory assets are costs that we expect to recover from our member distribution systems (“Members”) through rates approved by our Board in accordance with our rate policy. Regulatory liabilities represent probable future reductions in rates associated with amounts that are expected to be refunded to our Members based on rates approved by our Board in accordance with our rate policy. We recognize regulatory assets and liabilities as expenses or as a reduction in expenses concurrent with their recovery in rates.

Regulatory assets and liabilities are as follows (thousands):

	March 31,	December 31,
	2016	2015
Regulatory assets
Deferred income tax expense (1)	$28,629	$28,629
Deferred prepaid lease expense- Craig 3 Lease (2)	14,565	16,183
Deferred prepaid lease expense- Springerville 3 Lease (3)	92,305	92,878
Goodwill – J.M. Shafer (4)	59,829	60,541
Goodwill – Colowyo Coal (5)	41,068	41,327
Deferred debt prepayment transaction costs (6)	173,287	175,444
Other	278	79
	409,961	415,081
Regulatory liabilities
Deferred revenues (7)	45,000	45,000
Net regulatory asset	$364,961	$370,081

(1)

A regulatory asset or liability associated with deferred income taxes generally represents the future increase or decrease in income taxes payable that will be received or settled through future rate revenues.

(2)

Deferral of loss on acquisition related to the Craig Generating Station Unit 3 prepaid lease expense upon acquisitions of equity interests in 2002 and 2006. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $6.5 million annually through the remaining original life of the lease ending in 2018 and recovered from our Members in rates.

(3)

Deferral of loss on acquisition related to the Springerville Generating Station Unit 3 (“Springerville Unit 3”) prepaid lease expense upon acquiring a controlling interest in the Springerville Unit 3 Partnership LP (“Springerville Partnership”) in 2009. The regulatory asset for the deferred prepaid lease expense is being amortized to depreciation and amortization expense in the amount of $2.3 million annually through the 47-year period ending in 2056 and recovered from our Members in rates.

(4)

Represents goodwill related to our acquisition of Thermo Cogeneration Partnership, LP (“TCP”) in December 2011. Goodwill is being amortized to depreciation and amortization expense in the amount of $2.8 million annually through the 25-year period ending in 2036 and recovered from our Members in rates.

(5)

Represents goodwill related to our acquisition of Colowyo Coal Company LP (“Colowyo Coal”) in December 2011. Goodwill is being amortized to depreciation and amortization expense through the 44-year period ending in 2056 and recovered from our Members in rates.

(6)

Represents transaction costs that we incurred related to the prepayment of our long-term debt in 2014. These costs are being amortized to depreciation and amortization expense in the amount of $8.6 million annually over the 21.4-year average life of the new debt issued and recovered from our Members in rates.

(7)

Represents deferral of the recognition of $10 million of non-member electric sales revenue received in 2008 and $35 million of non-member electric sales revenue received in 2011. These deferred non-member electric sales revenues will be refunded to Members through reduced rates when recognized in non-member electric sales revenue in future periods.